STOCK OPTIONS	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
11.	STOCK OPTIONS

The purpose of the Company’s equity incentive plan, is to attract, retain and motivate persons of training, experience and leadership to the Company, including their directors, officers and employees, and to advance the interests of the Company by providing such persons with the opportunity, through share options, to acquire an increased proprietary interest in the Company.

Options or other securities may be granted in respect of authorized and unissued shares, provided that the aggregate number of shares reserved for issuance upon the exercise of all options or other securities granted under the Plan shall not exceed 15% of the shares of common stock and Exchangeable Shares issued and outstanding (determined as of January 1 of each year). Optioned shares in respect of which options are not exercised shall be available for subsequent options.

On April 11, 2014 and June 20, 2014, the Company issued 657,430 and 264,230 options to employees and a consultant at an exercise price of $0.165 and $0.23, respectively, with a term of seven years. The options vest one-third on grant date and two thirds equally over the subsequent two years on the anniversary date. During the nine-month period ended December 31, 2014, 125,824 of the 657,430 options were cancelled. On February 26, 2015, as a result of the Merger, the options were re-valued. The fair value, as re-measured, of the 531,606 options issued in April 2014 and the 264,230 options issued in June 2014, was $230,930 and $118,957 respectively. An additional 62,912 options were cancelled during the year ended March 31, 2017. Share compensation has been fully expensed on these options.

On July 1, 2014, the Company issued 2,972,592 options to management of the Company, at an exercise price of $0.23 with a term of 7 years, which vested May 27, 2015. On February 26, 2015, as result of the Merger, the options were re-valued at a fair value of $ 1,259,487,which vested immediately and were previously expensed as share compensation expense in 2015. On October 8, 2016, 990,864 of these options were cancelled.

On February 17, 2015, the Company granted 314,560 options to a director, employees and a consultant with an exercise price of $0.23, that vested one third immediately and two thirds over the next two anniversary dates with an expiry date of seven years. The grant date fair value of the options was $136,613. Previously 110,100 options were cancelled and share compensation has been fully expensed on these options.

On November 24, 2015, the Company granted 650,000 options granted to employees that vest over three years at the anniversary date. The grant date fair value of the options was $694,384. During the year ended March 31, 2016, 250,000 options were cancelled and in the three and six months ended September 30, 2017 35,609 and $71,219 in share compensation expense was recognized.

On December 14, 2015, the Company granted 2,495,000 options to employees, directors and consultants that vest over three years at the anniversary date. The grant date fair value of the options was $1,260,437. During the years ended March 31, 2016 and 2017, 25,000 options and 40,000 options, respectively, were cancelled, and in the first three months, 83,334 options were cancelled and $100,289 of share compensation expense was recognized; on September 1, 2017, 666,667 options that were to vest equally December 14, 2017 and 2018 immediately vested. In the three and six months ended September 30, 2017 $298,573 and $396,523 compensation was recognized.

On April 21, 2016, the Company granted 3,000,000 stock options to employees of Bionik, Inc., the Company’s wholly-owned subsidiary (formerly IMT) in exchange for 3,895,000 options that existed before the Company purchased IMT of which 1,000,000 have an exercise price of $0.25, 1,000,000 have an exercise price of $0.95 and 1,000,000 have an exercise price of $1.05. The grant date fair value of vested options was $2,582,890 and has been recorded as part of the acquisition equation (Note 3). For options that have not yet vested, share compensation expense in the first three months and the six months ended September 30, 2017 was $10,169 and $20,338 was recognized.

On April 26, 2016, the Company granted 250,000 options to an employee with an exercise price of $1.00 that vests over three years at the anniversary date. The grant date fair value was $213,750. During the three and six months ended September 30, 2017, $17,813 and $35,625 was recognized as share compensation expense.

On August 8, 2016, the Company granted 750,000 options to an employee with an exercise price of $1.00 that vests over three years at the anniversary date. The grant date fair value was $652,068. During the three months and six months ended September 30, 2017 $54,339 and $108,678 of share compensation expense was recognized.

On February 6, 2017, the Company granted 400,000 options to an employee with an exercise price of $0.70 that vests over three years at the anniversary date. The grant date fair value was $245,200. Share compensation expense was recognized for the three and six months ended September 30, 2017 of $20,433 and $40,867 was recognized.

On February 13, 2017, the Company granted 250,000 options to a consultant with an exercise price of $0.68 that vests over one and one-half years, every six months. The grant date fair value was $148,750. During the three months and six months ended September 30, 2017, $12,396 and $24,792 of share compensation expense was recognized.

On August 3, 2017, 1,500,000 options at $0.21 to an executive officer, which vest equally over three future years. In addition, this executive officer was also granted up to 500,000 additional performance options based on meeting sales targets for the years ending March 31, 2018 and 2019. The performance options will vest at market price if the performance objectives are met. This grant had a grant date fair value of $387,209 and a share compensation expense of $15,093 was recognized for the three months ended September 30, 2017. These options were valued using the Black-Scholes model and the following inputs: expected life of 7 years, expected volatility 114% and a risk-free rate of 1.73%.

On September 1, 2017, the Company granted 12,215,354 options at $0.161 equally to an executive officer and a consultant. 2,035,892 options have vested and 50% of the remaining options vest on performance being met and 50% vest annually over 5 years. The grant date fair value was $1,832,304 and $305,384 is the current expenses for the three months ended September 30, 2017. These options were valued using the Black-Scholes model and the following inputs: expected life of 10 years, expected volatility 114% and a risk-free rate of 1.73%.

During the three and six month ended September 30, 2017, the Company recorded $762,208 and $1,013,256 in share-based compensation related to the vesting of stock options (September 30, 2016 - $204,842 and $424,090).

The following is a summary of stock options outstanding and exercisable as of September 30, 2017:

Exercise Price ($)	Number of Options	Expiry Date	Exercisable Options
0.165	264,230	April 1, 2021	264,230
0.23	97,514	June 20, 2021	97,514
0.23	1,981,728	July 1, 2021	1,981,728
0.23	204,471	February 17, 2022	204,471
1.22	400,000	November 24, 2022	133,333
1.00	1,650,000	December 14, 2022	1,476,661
0.95	111,937	March 28, 2023	111,937
1.05	433,027	March 28, 2023	433,027
1.00	250,000	April 26, 2023	83,333
1.00	750,000	August 8, 2023	250,000
0.70	400,000	February 6, 2024	-
0.68	250,000	February 13, 2024	83,333
0.95	31,620	March 3, 2024	31,620
1.05	122,324	March 3, 2024	122,324
0.95	15,810	March 14, 2024	15,810
1.05	61,162	March 14, 2024	61,162
0.95	82,213	September 30, 2024	82,213
1.05	318,042	September 30, 2024	318,042
0.95	7,431	June 2, 2025	7,431
1.05	28,747	June 2, 2025	28,747
0.25	906,077	July 28, 2025	906,077
0.95	671,859	July 29, 2025	671,859
0.25	66,298	December 30, 2025	53,909
0.95	49,160	December 30, 2025	27,261
0.21	2,000,000	August 3, 2024	-
0.161	12,215,354	September 1, 2027	2,035,892
	23,369,004		9,481,915

The weighted-average remaining contractual term of the outstanding options was 8.07 (March 31, 2017 – 5.12) and for the options that are exercisable the weighted average was 6.55 (March 31, 2017 – 6.02)

11.	STOCK OPTIONS

The purpose of the Company’s equity incentive plan, is to attract, retain and motivate persons of training, experience and leadership to the Company, including their directors, officers and employees, and to advance the interests of the Company by providing such persons with the opportunity, through share options, to acquire an increased proprietary interest in the Company.

Options or other securities may be granted in respect of authorized and unissued shares, provided that the aggregate number of shares reserved for issuance upon the exercise of all options or other securities granted under the Plan shall not exceed 15% of the shares of common stock and Exchangeable Shares issued and outstanding (determined as of January 1 of each year). Optioned shares in respect of which options are not exercised shall be available for subsequent options.

On April 11, 2014 and June 20, 2014, the Company issued 657,430 and 264,230 options to employees and a consultant at an exercise price of $0.165 and $0.23, respectively, with a term of seven years. The options vest one-third on grant date and two thirds equally over the subsequent two years on the anniversary date. During the nine-month period ended December 31, 2014, 125,824 of the 657,430 options were cancelled. On February 26, 2015, as a result of the Merger, the options were re-valued. The fair value, as re-measured, of the 531,606 options issued in April 2014 and the 264,230 options issued in June 2014, was $230,930 and $118,957 respectively. An additional 62,912 options were cancelled during the year ended March 31, 2017. Stock compensation has been fully expensed on these options and so there is no compensation expense for the year ended March 31, 2017 and March 31, 2016.

On July 1, 2014, the Company issued 2,972,592 options to management of the Company, at an exercise price of $0.23 with a term of 7 years, which vested May 27, 2015. On February 26, 2015, as a result of the Merger, the options were re-valued at a fair value of $1,259,487, which vested immediately and were previously expensed as stock compensation expense in 2015. On October 8, 2016, 990,864 of these options were cancelled.

On February 17, 2015, the Company issued 314,560 options to a director, employees and a consultant with an exercise price of $0.23, that vest one third immediately and two thirds over the next two anniversary dates with an expiry date of seven years. The grant date fair value of the options was $136,613. Previously 110,100 options were cancelled and $26,164 in stock compensation was recorded for the year ended March 31, 2017.

On November 24, 2015, the Company issued 650,000 options granted to employees that vest over three years at the anniversary date. The grant date fair value of the options was $694,384. During the year ended March 31, 2016, 250,000 options were cancelled and stock compensation expense of $62,317 was recognized. During the year ended March 31, 2017, $142,438 in stock compensation expense was recognized.

On December 14, 2015, the Company issued 2,495,000 options granted to employees, directors and consultants that vest over three years at the anniversary date. The grant date fair value of the options was $1,260,437. During the year ended March 31, 2016, 25,000 options were cancelled and for the year ended March 31, 2017, 40,000 options were cancelled, and the year ended March 31, 2017 $407,208 of stock compensation expense was recognized.

On April 21, 2016, the Company issued 3,000,000 stock options to employees of Bionik, Inc., the Company’s wholly-owned subsidiary (formerly IMT) in exchange for 3,895,000 options that existed before the Company purchased IMT, of which 1,000,000 have an exercise price of $0.25, 1,000,000 have an exercise price of $0.95 and 1,000,000 have an exercise price of $1.05. The grant date fair value of vested options was $2,582,890 and has been recorded as part of the acquisition equation (Note 4). For options that have not yet vested $102,989 has been recognized as stock compensation expense.

On April 26, 2016, the Company issued 250,000 options to an employee with an exercise price of $1.00 that will vest over three years at the anniversary date. The grant fair value was $213,750. During the year ended March 31, 2017, $66,104 was recognized as stock compensation expense.

On August 8, 2016, the Company issued 750,000 options to an employee with an exercise price of $1.00 that will vest over three years at the anniversary date. The grant fair value was $652,068. During the year ended March 31, 2017 $140,230 of stock compensation expense was recognized.

On February 6, 2017, the Company issued 400,000 options to an employee with an exercise price of $0.70 that will vest over three years at the anniversary date. The grant fair value was $245,200. During the year ended March 31, 2017, $12,163 of stock compensation expense was recognized.

On February 13, 2017, the Company issued 250,000 options to a consultant with an exercise price of $0.68 that will vest over one and one-half years, every six months. The grant fair value was $148,750. During the year ended March 31, 2017, $6,345 of stock compensation expense was recognized.

During the year ended March 31, 2017, the Company recorded $844,162 in share-based compensation related to the vesting of stock options (March 31, 2016 - $1,495,837), which includes $59,479 in recovery due to cancelled options that failed to vest.

These options at their respective grant dates were valued using the Black-Scholes option pricing model with the following key assumptions:

	Expected life	Risk	Dividend	Forfeiture	Expected	Grant date
Grant date	in years	free rate	rate	rate	volatility	fair value
February 17, 2015	4	1.59%	0%	0%	114%	$136,613
July 1, 2014	3.35	1.59%	0%	0%	114%	$1,259,487
June 20, 2014	5.32	1.59%	0%	0%	114%	$118,957
April 11, 2014	3.14	1.59%	0%	0%	114%	$230,930
November 24, 2015	6.00	1.59%	0%	0%	114%	$694,384
December 14, 2015	6.00	1.59%	0%	0%	114%	$1,260,437
April 21, 2016	8.50	1.59%	0%	0%	114%	$2,582,890
April 26, 2016	8.50	1.59%	0%	0%	114%	$213,750
August 8, 2016	6.30	1.59%	0%	0%	114%	$652,068
February 6, 2017	6.86	1.59%	0%	0%	114%	$245,200
February 13, 2017	6.86	1.59%	0%	0%	114%	$148,750

		Weighted-Average
	Number of Options	Exercise Price ($)
Outstanding, March 31, 2016	6,604,880	0.57
Issued	4,650,000	0.54
Exercised	(110,096)	0.17
Expired	(1,037,047)	0.27
Cancelled	(204,087)	0.55
Outstanding, March 31, 2017	9,903,650	0.59

The following is a summary of stock options outstanding and exercisable as of March 31, 2017:

Exercise Price ($)	Number of Options	Expiry Date	Exercisable Options
0.165	264,230	April 1, 2021	264,230
0.23	97,514	June 20, 2021	97,514
0.23	1,981,728	July 1, 2021	1,981,728
0.23	204,471	February 17, 2022	204,471
1.22	400,000	November 24, 2022	133,333
1.00	2,400,000	December 14, 2022	809,994
0.95	111,937	March 28, 2023	111,937
1.05	433,027	March 28, 2023	433,027
1.00	250,000	April 26, 2023	-
1.00	750,000	August 8, 2023	-
0.70	400,000	February 6, 2024	-
0.68	250,000	February 13, 2024	-
0.95	31,620	March 3, 2024	31,620
1.05	122,324	March 3, 2024	122,324
0.95	15,810	March 14, 2024	15,810
1.05	61,162	March 14, 2024	61,162
0.95	82,213	September 30, 2024	82,213
1.05	318,042	September 30, 2024	318,042
0.95	7,431	June 2, 2025	7,431
1.05	28,747	June 2, 2025	28,747
0.25	906,077	July 28, 2025	906,077
0.95	671,859	July 29, 2025	671,859
0.25	66,298	December 30, 2025	53,909
0.95	49,160	December 30, 2025	27,261
	9,903,650		6,362,689

The weighted-average remaining contractual term of the outstanding options is 5.12 (March 31, 2016 – 5.89) and for the options that are exercisable the weighted average is 6.02 (March 31, 2016 – 5.26).